FINANCIAL LIABILTIES (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Current:
Interest rate swaps	$71	$72
Total current financial liabilities	$71	$72

Non-current:
Interest rate swaps	$36	$—
Total non-current financial liabilities	$36	$—
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2022	110,157,540	2	$4,466
Share issuance - BIPC exchangeable LP unit exchanges	427,643	—	19
Shares exchanged to units	(17,512)	—	(1)
Remeasurement of liability	—	—	(1,058)
Balance at December 31, 2022	110,567,671	2	$3,426
Share issuance - BIPC exchangeable LP unit exchanges	121,970	—	6
Shares exchanged to units	(5,811)	—	—
Remeasurement of liability	—	—	608
Balance as at June 30, 2023	110,683,830	2	$4,040